Stockholders' Equity - Schedule of Issued Common Stock Pursuant To Exercise Of Stock Options (Deatils) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	Feb. 07, 2014	Sep. 30, 2014	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
Common shares issued		(4,506)
Average Price	$ 0.07
Amount Realized			$ 304			$ 1,000	$ 1,400
2006 [Member]
Common shares issued				6,842
Average Price				$ 0.044
Amount Realized				304
2007 [Member]
Common shares issued				20,000
Average Price				$ 0.070
Amount Realized				1,400
2008 [Member]
Common shares issued				14,285
Average Price				$ 0.070
Amount Realized				$ 1,000